Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2016	50,410	2.24
Granted	22,968	3.65
Exercised	(13,708)	2.54
Forfeited or expired	(2,068)	3.27
Outstanding at December 31, 2017	57,602	2.70
Granted	25,380	3.35
Exercised	(12,347)	2.40
Forfeited or expired	(3,003)	3.50
Outstanding at December 31, 2018	67,632	2.96

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2018 are as follows:

Range of exercise prices (in Cdn.$)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn.$)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn.$)

1.12 – 1.99	8,513	2.09	1.12	7,558	1.12
2.00 – 2.99	10,610	1.35	2.08	10,174	2.05
3.00 – 3.99	48,434	3.91	3.47	19,590	3.50
4.00 – 4.99	75	3.10	4.05	50	4.05
	67,632	3.28	2.96	37,372	2.63

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2018 are as follows:

Range of exercise prices (in Cdn.$)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn.$)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn.$)

1.12 – 1.99	8,513	2.09	1.12	7,558	1.12
2.00 – 2.99	10,610	1.35	2.08	10,174	2.05
3.00 – 3.99	48,434	3.91	3.47	19,590	3.50
4.00 – 4.99	75	3.10	4.05	50	4.05
	67,632	3.28	2.96	37,372	2.63

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2016	1,237
Granted	1,793
Vested and converted to common shares	(1,760)
Outstanding at December 31, 2017	1,270
Granted	1,455
Vested and converted to common shares	(671)
Outstanding at December 31, 2018	2,054

Earnings per share
The following is the calculation of diluted net income attributable to shareholders of the Company for the year:

	2018	2017
	$	$

Net income for the year (attributable to shareholders of the Company)	$28,938	$56,852
Dilutive impact of gain on fair value of convertible notes	(10,651)	—
Diluted net income for the year (attributable to shareholders of the Company)	$18,287	$56,852

The following is the calculation of diluted weighted average number of common shares outstanding for the year:

	2018	2017
	$	$

Basic weighted average number of common shares outstanding (in thousands)	986,755	976,366

Effect of dilutive securities:
Convertible notes	49,393	—
Stock options	10,762	14,627
Restricted share units	458	420
Diluted weighted average number of common shares outstanding (in thousands)	1,047,368	991,413

The following is the basic and diluted earnings per share:

	2018	2017
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.03	$0.06
Diluted	$0.02	$0.06